Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 199,984	$ 207,396
Land use right	2,212,619	2,294,624
Less: accumulated amortization	(185,805)	(111,449)
Intangible assets, net	$ 2,226,798	$ 2,390,571